UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21117

                O’Connor Fund of Funds: Long/Short Credit Strategies LLC

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                                     New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                           Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 525-6000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Long/Short Credit Strategies LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2013

Investment Fund	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit

Axonic Credit Opportunities Fund, L.P.	$14,250,000	$18,325,870	9.99	2/1/2012	Quarterly
BHR Master Fund, Ltd.	10,000,000	11,042,892	6.02	3/1/2012	Quarterly
Brevan Howard Credit Catalysts Fund, L.P.	10,146,767	13,289,748	7.24	6/1/2010	Monthly	(i)
Brigade Leveraged Capital Structures Fund, L.P.	6,450,921	8,988,882	4.90	2/1/2008	Quarterly
Credit Suisse Securitized Products Fund L.P.	8,000,000	8,822,195	4.81	10/1/2012	Quarterly	9/30/2013 (c)	$ 8,822,195
GCA Credit Opportunity Fund, L.L.C.	11,509,745	12,538,749	6.83	2/1/2011	Quarterly
Hildene Opportunities Fund, L.P.	6,000,000	8,642,350	4.71	4/1/2012	Monthly
Knighthead Domestic Fund, L.P.	5,826,139	11,689,782	6.37	6/1/2008	Quarterly	(d)
Monarch Debt Recovery Fund, L.P.	3,729,753	12,336,662	6.72	10/1/2002	Anniversary
Redwood Domestic Fund L.P. (Special Investment)	55,808	95,020	0.05	10/1/2008	N/A	(e)
Redwood Domestic Fund, L.P. (Basic Capital)	5,645,704	11,590,550	6.32	10/1/2008	Every 24 months
Warwick European Distressed & Special Situations Credit Fund LP (Class B)	12,442,771	13,182,092	7.19	8/1/2010	Quarterly	(f)

Credit Subtotal	$94,057,608	$130,544,792	71.15%

Other

Camulos Partners, L.P.	140,186	5,569	0.00	2/1/2006	N/A	(g)
Canyon Value Realization Fund, L.P., Class A D1-R	432,918	695,191	0.38	8/1/2002	N/A	(e)
Claren Road Credit Partners, L.P., L Interest payable	400,905	1,181,139	0.64	10/1/2006	N/A	(e)
Cyrus Opportunities Fund II, L.P. (LEH)	544,954	908,608	0.49	8/1/2002	N/A	(g)
Cyrus Opportunities Fund II, L.P. (Special Investment)	456,428	440,156	0.24	8/1/2002	N/A	(e)
European Special Opportunities Fund II, Ltd., Class B	3,637,590	2,969,468	1.62	2/1/2008	N/A	(g)
Harbinger Capital Partners Fund I, L.P., Class L	101,966	361,625	0.20	8/1/2006	N/A	(e)
Harbinger Capital Partners Special Situations Fund, L.P.	3,395,754	2,763,853	1.51	8/1/2006	N/A	(g)
Harbinger Class PE Holdings (US) Trust	4,079,633	1,540,040	0.84	8/1/2002	N/A	(e)
Highland Credit Strategies Fund, Ltd.	1,250,071	4,868,602	2.65	4/1/2006	N/A	(g)
Indus Structured Finance Fund, L.P., Class A	3,755,547	2,327,405	1.27	5/1/2007	N/A	(g)
Marathon Distressed Subprime Fund, L.P., Class B	360,389	980,357	0.53	9/1/2007	N/A	(g)
Marathon Special Opportunity Fund, L.P.	2,785,672	2,909,249	1.59	10/1/2002	N/A	(e)
Marathon Structured Finance Fund, L.P.	1,290,496	1,610,778	0.88	11/1/2004	N/A	(e)
Marathon Structured Finance Liquidating Fund, L.P.	192,964	314,762	0.17	11/1/2004	N/A	(g)

Other Subtotal	$22,825,473	$23,876,802	13.01%

Relative Value

Providence MBS Fund, L.P.	9,882,462	10,276,233	5.60	2/1/2012	Quarterly

Relative Value Subtotal	$9,882,462	$10,276,233	5.60%

O’Connor Fund of Funds: Long/Short Credit Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

Euro FX Contracts	Cost	Unrealized Gain/(Loss)	% of Members’ Capital
Euro Foreign Currency Forward Contract (h)	—	(6,331)	0.00

Total	$126,765,543	$164,691,496	89.76%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed as of the measurement date and thereafter on the frequency noted in the Redemption Frequency column.
(c)	The Investment Fund is subject to an investor level gate which allows for the Fund to receive 25% of its investment every quarter for 1 year following the 1 year lock-up period.
(d)	The Investment Fund is subject to an investor level gate of 12.5%.
(e)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(f)	The Investment Fund is subject to an investor level gate of 20% on the majority of its holding and a 25% investor level gate on the remaining balance.
(g)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(h)	The current fair value of the Euro sell/USD buy foreign currency forward sale contract open with Morgan Stanley & Co. Incorporated is $(2,987,892) and the value on settlement date of June 28, 2013 is $(2,981,561).
(i)	The Investment Fund is subject to an investor level gate of 25%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem within one quarter of the March 31, 2013 measurement date, subject to further lockups and liquidity provisions. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem within one quarter of the March 31, 2013 measurement date. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of March 31, 2013 is $7,523,159 which relates to the value of a portion of several securities that can be partially redeemed within one quarter of the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

ASSETS TABLE

Description	Total Fair Value at March 31, 2013	Level 1	Level 2	Level 3

Credit	$130,544,792	$—	$55,501,231	$75,043,561
Other	23,876,802	—	—	23,876,802
Relative Value	10,276,233	—	3,178,233	7,098,000

Total Assets	$164,697,827	$—	$58,679,464	$106,018,363

O’Connor Fund of Funds: Long/Short Credit Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

LIABILITIES TABLE

Description	Total Fair Value at March 31, 2013	Level 1	Level 2	Level 3

Euro FX Contracts	$(6,331)	$—	$(6,331)	$—

Total Liabilities	$(6,331)	$—	$(6,331)	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2012*	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013
Credit	$69,866,558	$849,293	$1,997,742	$4,000,000	$(1,670,032)	$–	$–	$75,043,561
Other	24,962,934	710,737	(63,563)	–	(1,733,306)	–	–	23,876,802
Relative Value	–	–	98,000	7,000,000	–	–	–	7,098,000
Total	$94,829,492	$1,560,030	$2,032,179	$11,000,000	$(3,403,338)	$–	$–	$106,018,363

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2013 is $2,312,862.

*

Balance as of December 31, 2012 was adjusted to reflect Level 3 investments where the Fund does not have the ability to redeem within one quarter of December 31, 2012, subject to further lockups and liquidity provisions.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. An Investment Fund within this strategy are generally subject to 60 - 180 day redemption notice periods. An Investment Fund representing 0.07 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is uncertain. The remaining 99.93 percent of the Investment Funds, including 36 percent with investor level gates, are available to be redeemed in accordance with their offering documents, as of the measurement date.

O’Connor Fund of Funds: Long/Short Credit Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2013

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. All of the Investment Funds in this strategy are side pockets or liquidating trusts where redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. The Investment Fund within this strategy is generally subject to a 30 day redemption notice period and is available to be redeemed in accordance with its offering documents, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2013.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the December 31, 2012 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	O’Connor Fund of Funds: Long/Short Credit Strategies LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	5/21/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	5/21/13

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	5/21/13

*	Print the name and title of each signing officer under his or her signature.